STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
STOCK BASED COMPENSATION
Schedule of stock based compensation
Number of options outstanding:
2018 Equity Incentive Plan	7,401,677
Options granted not part of a shareholder approved plan	2,200,000

December 31, 2020	9,601,677

Summary of Stock option activity
	2020	2019

Number of options outstanding:
Beginning of year	6,939,178	5,901,678
Granted	2,825,000	1,325,000
Exercised, converted	-	-
Forfeited / exchanged / modification	(162,501)	(287,500)

End of year	9,601,677	6,939,178

Number of options exercisable at end of year	6,513,572	3,507,661
Number of options available for grant at end of year	598,323	1,060,822

Weighted average option prices per share:
Granted during the year	$0.30	$0.61
Exercised during the year	-	-
Terminated during the year	0.60	0.38
Outstanding at end of year	0.39	0.45
Exercisable at end of year	$0.40	$0.39

Schedule of granted options
	2020	2019

Expected option life (years)	7.5	6.5
Expected stock price volatility	114-116%	137-145%
Expected dividend yield	—%	—%
Risk-free interest rate	2.07%	2.40-2.90%